Real estate properties held for lease, net - Properties Held for Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 530,951,625	$ 554,227,073
Accumulated depreciation	(47,843,418)	(38,358,165)
Real estate properties held for lease, net	483,108,207	515,868,908
Depreciation expense	$ 6,980,064	8,625,765	$ 7,963,627
Minimum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Remaining lease periods	25 days
Maximum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Remaining lease periods	20 years
Collateral Pledged [Member]
Property Subject to or Available for Operating Lease [Line Items]
Real estate properties held for lease, net	$ 180,481,463	206,516,986
Elementary schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,268,838	3,057,371
Basement parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	9,081,394	14,694,085
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	11,098,383	10,049,512
Parking facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	99,897,514	100,036,672
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	8,217,800	8,574,329
Shopping mall [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	277,532,448	290,610,416
Shopping mall equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Equipment acquired under finance lease, gross	7,643,588	7,149,114
Residential Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	121,855,248	124,280,030
Others
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 0	$ 2,924,658